Commitments and Contingencies (Details) - CNY (¥) ¥ in Millions		1 Months Ended
	Mar. 31, 2026	May 31, 2020
Commitments and Contingencies [Line Items]
Seeking payments		¥ 2,300.0
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Assets were subject to judicial freezing	¥ 231.0